Debt Instruments - Available-for-sale - Restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments in connection with repurchase agreement transactions | Financial assets available for sale | Debt instruments.
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 13,881	$ 42,347